IFRS 7 Disclosure (Market Risk - Portfolio Market Risk Measures) (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Market Risk [Line Items]
Total VaR (one-day measure)	$ 30.5
Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	20.1
Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(56.8)
Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	18.3
Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	31.1
Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	9.0
Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	5.0
Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	3.8
Average risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	27.9	$ 30.2	$ 49.9	$ 29.0	$ 51.4
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	18.9	20.9	36.0	19.9	37.5
Average risk [member] | Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(52.8)	(51.2)	(65.9)	(51.9)	(64.4)
Average risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	20.8	17.8	28.6	19.3	26.3
Average risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	26.5	29.4	31.8	27.9	30.5
Average risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.5	7.2	11.4	7.3	11.0
Average risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	3.1	2.4	4.4	2.7	4.6
Average risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	3.9	$ 3.7	$ 3.6	$ 3.8	$ 5.9
High risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	34.7
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	22.8
High risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	27.7
High risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	33.1
High risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	9.8
High risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.0
High risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	6.6
Low risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	24.0
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	15.7
Low risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	15.6
Low risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	18.9
Low risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	5.2
Low risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.4
Low risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	$ 2.2